Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 16, 2012
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2012
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSRX
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSIX
Muzinich Short Duration High Yield Corporate Debt Fund (Prospectus Summary) | Muzinich Short Duration High Yield Corporate Debt Fund | Supra Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MZSSX